Fair Value (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities measured at fair value
	Level 1	Level 2	Level 3	Total
	(in thousands)
June 30, 2022
Cash and Cash Equivalents - Money Market Funds	$9,930	$—	$—	$9,930
Cash and Cash Equivalents - U.S. Government Agency Bonds	—	65,125	—	65,125
Warrants	$—	$—	$4,725	$4,725

December 31, 2021
Warrants	$—	$—	$28,875	$28,875

	Level 1	Level 2	Level 3	Total
	(in thousands)
December 31, 2021
Warrants	—	—	$28,875	$28,875

December 31, 2020
Warrants	—	—	$101,325	$101,325

Schedule of fair value warrants estimated using the Black-Scholes option-pricing model
	June 30, 2022	December 31, 2021
	Values	Values
Stock Price	$2.27	$8.76
Strike price	$11.50	$11.50
Holding Period/Term (years)	4.33	4.80
Volatility	72.00%	52.90%
Expected dividends	None	None
Risk-Free Rate	3.00%	1.23%
Fair value of warrants	$0.54	$3.30

	December 31, 2021	December 31, 2020
	Values	Values
Equity Value	$—	$525,034,000
Stock Price	$8.76	$—
Strike price	$11.50	$—
Holding Period/Term (years)	4.80	3.00
Volatility	52.90%	59.50%
Expected dividends	None	None
Risk-Free Rate	1.23%	0.17%
Fair value of warrants	$3.30	$—
Discount for Lack of Marketability	—	10.0%

Schedule of liabilities measured at fair value
Warrants:	(in thousands)
Balance as of December 31, 2021	$28,875
Fair value adjustment of Private Placement Warrants	(24,150)
Balance as of June 30, 2022	$4,725

Warrants:	(in thousands)
Balance as of January 1, 2021	$101,325
Vesting of AT&T Warrant	5,943
Fair value adjustment of AT&T Warrant	(12,555)
Fair value adjustment of Financing Warrants	84,011
Exercise of Financing Warrants	(174,328)
Reclassification of AT&T Warrant to Equity	(4,395)
Private Placement Warrants	16,013
Fair value adjustment of Private Placement Warrants	12,861
Balance as of December 31, 2021	$28,875